Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATING REVENUES	$ 60,928	$ 62,714	$ 60,205
COST OF REVENUES	28,960	30,741	29,426
GROSS PROFIT	31,968	31,973	30,779
OPERATING EXPENSES
Research and development (a)	19,065	19,766	17,989
Selling, general and administrative (a)	19,286	20,332	19,047
Litigation income			(19)
Total operating expenses	38,351	40,098	37,017
LOSS FROM OPERATIONS	(6,383)	(8,125)	(6,238)
NON-OPERATING INCOME
Interest income	543	369	344
Foreign exchange (loss) gain, net	(162)	108	53
Net gain recognized on long-term investments (note 8)	788	9,916
Gain on sale of real estate (note 9)	500
Other, net	846	961	706
Total non-operating income	2,515	11,354	1,103
(LOSS) INCOME BEFORE INCOME TAX	(3,868)	3,229	(5,135)
INCOME TAX EXPENSE (note 13)	1,171	1,141	1,010
NET (LOSS) INCOME	(5,039)	2,088	(6,145)
OTHER COMPREHENSIVE (LOSS) INCOME, NET OF TAX
Foreign currency translation adjustments	(85)	(677)	984
Unrealized loss on available-for-sale investments (note 8)			(1)
Unrealized pension gain (loss)	65	14	(61)
Total other comprehensive (loss) income	(20)	(663)	922
COMPREHENSIVE (LOSS) INCOME	$ (5,059)	$ 1,425	$ (5,223)
(LOSS) EARNINGS PER SHARE (note 16)
Basic (in dollars per share)
Diluted (in dollars per share)
NUMBER OF SHARES USED IN (LOSS) EARNINGS PER SHARE CALCULATION:
Basic (in thousands) (in shares)	1,316,032	1,300,795	1,288,977
Diluted (in thousands) (in shares)	1,316,032	1,330,822	1,288,977
(a) INCLUDES STOCK-BASED COMPENSATION CHARGE AS FOLLOWS:
Research and development	$ 272	$ 241	$ 221
Selling, general and administrative	$ 1,190	$ 1,180	$ 1,368